Stock-based compensation (Summary of Options Outstanding and Options Exercisable) (Detail) - ¥ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number of shares	283,600	1,192,300	2,093,500	3,503,500
Outstanding Exercise price Yen	¥ 3,153	¥ 3,682	¥ 3,858	¥ 4,632
Outstanding Remaining life Years	3 months 29 days	9 months 18 days	1 year 6 months 22 days	2 years 18 days
Exercisable Number of shares	283,600	1,192,300	2,093,500
Exercisable Exercise price Yen	¥ 3,153	¥ 3,682	¥ 3,858